Balances and Transactions with Interested and Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Interested and Related Parties [Abstract]
Schedule of Balances with Interested and Related Parties	Balances with interested and related parties:
	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	725	33
Loan	-	66	-
	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	220	18
Loan	-	66	-

Schedule of Salaries and Benefits to Interested and Related Parties	Salaries and benefits to interested and related parties:
	Year ended December 31,
	2024	2023	2022
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment (1)	592	132	-
Fees of directors not employed by the Company including cost of share-based payment (7)	625	566	312
Salary and related benefits to formerly Deputy CEO including cost of share-based payment (2)	476	811	3,872
Salary and related benefits to the former VP Human Resources including cost of share-based payment (4)	-	28	1,140
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment (3) (6)	-	-	2,355
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based payment (5) (6)	-	-	1,777
	1,693	1,537	9,456

(1)	Relates to the cost of employment of Mr. Noah Hershkovitz, director of the Company as of October 3, 2023 and chief executive officer of the Company as of December 4, 2023.

(2)

Relates to the cost of employment of Mr. Uzi Moskowitz director and former chief executive officer in the Company, who no longer serves as the chief executive officer of Company since December 4, 2023. and Eyal Moshe former director and former chief executive officer of the Company who is also controlling shareholder in the Company, excluding any misappropriates expenses. Mr. Moshe ceased his role as chief executive officer on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.

(3)	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s board of directors. Dr. Zigmund no longer works at the Company since April 30, 2022.

(4)	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1d. Ms. Bitan resigned in February 2023.

(5)

Relates to the cost of employment of Mr. Dotan Moshe, former Deputy chief executive officer and chief operating officer in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the Company.

(6)	Key management personnel.

(7)	Other interested and related parties.

Schedule of Transactions with Interested and Related Parties	Transactions with interested and related parties:
	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	-	1,068	625	1,693
	-	1,068	625	1,693
	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	141	829	566	1,537
	141	829	566	1,537